Investments in associates and joint ventures (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Current assets	€ 1,854	€ 822
Non-current assets	15,922	9,532
Current liabilities	1,277	780
Non-current liabilities	3,457	1,088
Goodwill.	8,283	4,614	€ 1,102
Carrying amount of Just Eat Takeaway.com’s interest in the associate	1,517	1,575	0
Revenue for the period	4,495	2,042	416
Total result and comprehensive loss for the period	(312)	(204)	€ (105)
iFood Holdings B.V.
Investments in associates and joint ventures
Current assets	338	232
Non-current assets	89	49
Current liabilities	388	148
Non-current liabilities	60	7
Net assets of associate	(21)	126
Just Eat Takeaway.com’s share of net assets	(7)	42
Goodwill.	1,524	1,533
Carrying amount of Just Eat Takeaway.com’s interest in the associate	1,517	1,575
Revenue for the period	771	433
Total result and comprehensive loss for the period	(185)	(16)
Just Eat Takeaway.com’s share of results and total comprehensive loss for the period	(62)	(5)
Dividends received by Just Eat Takeaway.com	€ 0	€ 0